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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Madison Asset Management, LLC
Chief Legal Officer
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
September 30, 2018

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
CORE BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
INTERNATIONAL STOCK FUND
MADISON TARGET RETIREMENT 2020 FUND
MADISON TARGET RETIREMENT 2030 FUND
MADISON TARGET RETIREMENT 2040 FUND
MADISON TARGET RETIREMENT 2050 FUND

Ultra Series Fund | September 30, 2018

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 63.9%
Baird Aggregate Bond Fund Institutional Shares	478,443	$5,009,294
iShares 20+ Year Treasury Bond ETF	39,667	4,651,749
iShares TIPS Bond Fund ETF	122,359	13,535,352
Madison Core Bond Fund Class Y (A)	3,215,766	30,935,665
Madison Corporate Bond Fund Class Y (A)	814,974	9,005,458
Vanguard Short-Term Corporate Bond ETF	89,279	6,978,047
Vanguard Short-Term Treasury ETF	116,823	6,979,006
Virtus Seix Floating Rate High Income Fund, Class R6	862,511	7,521,098
		84,615,669
Foreign Stock Funds - 10.3%
iShares MSCI Eurozone ETF	49,016	2,009,901
iShares MSCI Japan ETF (B)	16,371	986,025
SPDR S&P Emerging Asia Pacific ETF	11,391	1,103,218
Vanguard FTSE All World ex-U.S. Small-Cap ETF	14,491	1,625,311
Vanguard FTSE All-World ex-U.S. ETF (B)	58,729	3,056,845
Vanguard FTSE Emerging Markets ETF	31,221	1,280,061
Vanguard FTSE Europe ETF	34,661	1,948,641
WisdomTree Japan Hedged Equity Fund (B)	17,385	1,007,461
Xtrackers MSCI EAFE Hedged Equity ETF	20,594	666,010
		13,683,473
Money Market Funds - 2.1%
State Street Institutional U.S. Government Money Market Fund, 1.97%, Premier Class	2,722,437	2,722,437

Stock Funds - 23.5%
Energy Select Sector SPDR Fund	5,388	408,087
Invesco Optimum Yield Diversified Commodity Strategy (B)	76,787	1,441,292
iShares Core S&P Mid-Cap ETF	11,465	2,307,789
Madison Dividend Income Fund Class Y (A)	340,179	9,487,597
Madison Investors Fund Class Y (A)	400,786	9,895,406
Madison Mid Cap Fund Class Y (A)	99,797	1,081,798
Vanguard Consumer Staples ETF	9,391	1,315,867
Vanguard Growth ETF	25,434	4,095,891
Vanguard Health Care ETF (B)	5,815	1,049,084
		31,082,811
Total Investment Companies ( Cost $127,112,417 )		132,104,390
COLLATERAL FOR SECURITIES ON LOAN (C) - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	1,806,464	1,806,464
Total Collateral for Securities on Loan ( Cost $1,806,464 )		1,806,464
TOTAL INVESTMENTS - 101.2% ( Cost $128,918,881 )		133,910,854
NET OTHER ASSETS AND LIABILITIES - (1.2%)		(1,595,212)
TOTAL NET ASSETS - 100.0%		$132,315,642

Ultra Series Fund | September 30, 2018

Conservative Allocation Fund Portfolio of Investments (unaudited)

(A)	Affiliated Company.
(B)
A portion of securities on loan with an aggregate value of $4,473,802; cash collateral (included in liabilities) of $1,806,464 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio and non-cash collateral of $2,783,603 (see Note 4).

(C)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

Ultra Series Fund | September 30, 2018

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 39.6%
Baird Aggregate Bond Fund Institutional Shares	398,452	$4,171,789
iShares 20+ Year Treasury Bond ETF	47,257	5,541,828
iShares TIPS Bond Fund ETF	118,219	13,077,386
Madison Core Bond Fund Class Y (A)	3,727,459	35,858,158
Madison Corporate Bond Fund Class Y (A)	437,539	4,834,804
Vanguard Short-Term Corporate Bond ETF (B)	56,150	4,388,684
Vanguard Short-Term Treasury ETF	220,400	13,166,696
Virtus Seix Floating Rate High Income Fund, Class R6	700,519	6,108,522
		87,147,867
Foreign Stock Funds - 18.2%
iShares MSCI Eurozone ETF	160,199	6,568,960
iShares MSCI Japan ETF (B)	45,507	2,740,887
SPDR S&P Emerging Asia Pacific ETF	30,241	2,928,841
Vanguard FTSE All World ex-U.S. Small-Cap ETF	46,914	5,261,874
Vanguard FTSE All-World ex-U.S. ETF (B)	140,894	7,333,533
Vanguard FTSE Emerging Markets ETF	104,482	4,283,762
Vanguard FTSE Europe ETF	96,186	5,407,577
WisdomTree Japan Hedged Equity Fund (B)	57,893	3,354,899
Xtrackers MSCI EAFE Hedged Equity ETF	68,579	2,217,844
		40,098,177
Money Market Funds - 0.7%
State Street Institutional U.S. Government Money Market Fund, 1.97%, Premier Class	1,626,114	1,626,114
Stock Funds - 41.3%
Energy Select Sector SPDR Fund	14,888	1,127,617
Invesco Optimum Yield Diversified Commodity Strategy (B)	221,426	4,156,166
iShares Core S&P Mid-Cap ETF	24,585	4,948,715
Madison Dividend Income Fund Class Y (A)	900,812	25,123,634
Madison Investors Fund Class Y (A)	1,044,858	25,797,536
Madison Large Cap Value Fund Class Y (A)	403,692	6,241,077
Madison Mid Cap Fund Class Y (A)	320,747	3,476,895
Vanguard Consumer Staples ETF	25,238	3,536,349
Vanguard Growth ETF	68,138	10,972,944
Vanguard Health Care ETF (B)	19,172	3,458,821
Vanguard Information Technology ETF	9,990	2,023,574
		90,863,328
Total Investment Companies ( Cost $198,464,674 )		219,735,486
COLLATERAL FOR SECURITIES ON LOAN (C) - 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	6,037,112	6,037,112
Total Collateral for Securities on Loan ( Cost $6,037,112 )		6,037,112
TOTAL INVESTMENTS - 102.6% ( Cost $204,501,786 )		225,772,598
NET OTHER ASSETS AND LIABILITIES - (2.6%)		(5,702,313)
TOTAL NET ASSETS - 100.0%		$220,070,285

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Moderate Allocation Fund Portfolio of Investments (unaudited)

(A)	Affiliated Company.
(B)
A portion of securities on loan with an aggregate value of $12,492,227; cash collateral (included in liabilities) of $6,037,112 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio and non-cash collateral of $6,766,552 (see Note 4).

(C)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 19.6%
iShares 20+ Year Treasury Bond ETF		16,147	$1,893,559
Madison Core Bond Fund Class Y (A)		738,011	7,099,666
Vanguard Short-Term Corporate Bond ETF		27,762	2,169,878
Vanguard Short-Term Treasury ETF		65,864	3,934,715
			15,097,818
Foreign Stock Funds - 25.6%
iShares MSCI Eurozone ETF		76,814	3,149,758
iShares MSCI Japan ETF (B)		22,355	1,346,442
SPDR S&P Emerging Asia Pacific ETF		17,606	1,705,141
Vanguard FTSE All World ex-U.S. Small-Cap ETF		26,493	2,971,455
Vanguard FTSE All-World ex-U.S. ETF (B)		66,161	3,443,680
Vanguard FTSE Emerging Markets ETF		49,983	2,049,303
Vanguard FTSE Europe ETF		40,473	2,275,392
WisdomTree Japan Hedged Equity Fund (B)		27,067	1,568,533
Xtrackers MSCI EAFE Hedged Equity ETF		36,071	1,166,536
			19,676,240
Money Market Funds - 1.9%
State Street Institutional U.S. Government Money Market Fund, 1.97%, Premier Class		1,449,844	1,449,844
Stock Funds - 52.7%
Energy Select Sector SPDR Fund		7,268	550,478
Invesco Optimum Yield Diversified Commodity Strategy		108,871	2,043,509
iShares Core S&P Mid-Cap ETF		11,502	2,315,237
Madison Dividend Income Fund Class Y (A)		337,931	9,424,889
Madison Investors Fund Class Y (A)		401,200	9,905,626
Madison Large Cap Value Fund Class Y (A)		227,608	3,518,814
Madison Mid Cap Fund Class Y (A)		265,783	2,881,085
Vanguard Consumer Staples ETF		11,805	1,654,117
Vanguard Growth ETF		33,659	5,420,445
Vanguard Health Care ETF		9,946	1,794,358
Vanguard Information Technology ETF		5,203	1,053,920
			40,562,478
Total Investment Companies ( Cost $66,438,997 )			76,786,380
COLLATERAL FOR SECURITIES ON LOAN (C) - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%		2,282,299	2,282,299
Total Collateral for Securities on Loan ( Cost $2,282,299 )			2,282,299
TOTAL INVESTMENTS - 102.7% ( Cost $68,721,296 )			79,068,679
NET OTHER ASSETS AND LIABILITIES - (2.7%)			(2,102,218)
TOTAL NET ASSETS - 100.0%			$76,966,461

(A)	Affiliated Company.
(B)
A portion of securities on loan with an aggregate value of $5,088,424; cash collateral (included in liabilities) of $2,282,298 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio and non-cash collateral of $2,939,077 (see Note 4).

(C)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 4.3%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	$500,000	$493,554
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M LIBOR + 0.320%) (A) (B), 2.478%, 5/15/23	275,000	275,355
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	84,051	83,998
CarMax Auto Owner Trust, Series 2015-2, Class A4, 1.8%, 3/15/21	550,000	547,201
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	350,000	349,996
Chase Issuance Trust, Series 2017-A1, Class A, (1M LIBOR + 0.300%) (B), 2.458%, 1/15/22	500,000	501,490
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	361,403	357,085
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	150,000	149,624
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	150,000	149,868
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	150,000	149,550
Enterprise Fleet Financing LLC, Series 2015-2, Class A3 (A), 2.09%, 2/22/21	141,884	141,495
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	415,623	412,751
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 (A), 2.13%, 5/22/23	486,709	482,406
John Deere Owner Trust, Series 2018-B, Class A3, 3.08%, 11/15/22	350,000	349,415
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46%, 6/15/20	29,408	29,417
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	1,000,000	981,497
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	800,000	792,738
Total Asset Backed Securities ( Cost $6,258,288 )		6,247,440
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	2,021,172	227,672
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	375,000	375,718
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	500,000	509,323
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	455,150	489,099
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	256,013	251,677
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	639,480	629,967
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	2,519,816	201,501
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	1,901,370	406,668
Total Collateralized Mortgage Obligations ( Cost $3,112,491 )		3,091,625
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.5%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 1.198%, 1/25/23	10,104,839	365,294
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (C), 0.759%, 1/25/22	23,662,307	417,339
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	300,000	292,858
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (C), 0.436%, 9/25/26	12,046,584	259,229
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	500,000	484,365
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B) (C), 3.885%, 2/25/45	1,000,000	1,000,807
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.681%, 11/25/47	500,000	490,238
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2, 2.862%, 3/15/47	314,130	313,920
Total Commercial Mortgage-Backed Securities ( Cost $3,749,877 )		3,624,050
CORPORATE NOTES AND BONDS - 34.3%
Communication Services - 1.0%
Verizon Communications Inc. (A), 4.329%, 9/21/28	647,000	650,465
Verizon Communications Inc., 4.4%, 11/1/34	300,000	292,555

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Core Bond Fund Portfolio of Investments (unaudited)

Vodafone Group PLC (D), 3.75%, 1/16/24	250,000	247,167
Vodafone Group PLC (D), 5%, 5/30/38	250,000	246,510
		1,436,697
Consumer Discretionary - 5.8%
Advance Auto Parts Inc., 4.5%, 12/1/23	1,000,000	1,016,482
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 5/1/27	525,000	520,406
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	400,000	406,697
D.R. Horton Inc., 2.55%, 12/1/20	400,000	391,812
Discovery Communications LLC, 5%, 9/20/37	500,000	487,540
DISH DBS Corp., 6.75%, 6/1/21	150,000	153,188
ERAC USA Finance LLC (A), 6.7%, 6/1/34	450,000	538,815
GameStop Corp. (A), 6.75%, 3/15/21	200,000	204,300
General Motors Financial Co. Inc., 3.2%, 7/6/21	150,000	148,124
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	253,000	257,784
Lennar Corp. (E), 4.75%, 4/1/21	500,000	506,440
Lowe's Cos. Inc., 2.5%, 4/15/26	500,000	459,685
Marriott International Inc., 3.125%, 6/15/26	400,000	373,200
McDonald's Corp., MTN, 4.875%, 12/9/45	400,000	418,314
Omnicom Group Inc. / Omnicom Capital Inc., 3.6%, 4/15/26	750,000	712,324
Sirius XM Radio Inc. (A), 6%, 7/15/24	350,000	362,688
Toll Brothers Finance Corp., 4%, 12/31/18	500,000	499,600
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	850,000	806,607
		8,264,006
Consumer Staples - 1.7%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	1,000,000	1,011,321
B&G Foods Inc., 4.625%, 6/1/21	100,000	99,875
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	850,000	769,155
Molson Coors Brewing Co., 2.1%, 7/15/21	400,000	384,627
Tyson Foods Inc., 3.55%, 6/2/27	150,000	141,521
		2,406,499
Energy - 3.6%
Antero Resources Corp., 5.625%, 6/1/23	300,000	307,125
Concho Resources Inc., 4.3%, 8/15/28	200,000	199,190
EnLink Midstream Partners L.P., 5.45%, 6/1/47	550,000	480,244
Enterprise Products Operating LLC, 3.75%, 2/15/25	750,000	748,733
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	400,000	409,055
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	230,000	175,950
Kinder Morgan Inc., 5.55%, 6/1/45	800,000	845,570
Marathon Oil Corp., 2.7%, 6/1/20	750,000	740,292
Unit Corp., 6.625%, 5/15/21	450,000	450,000
Valero Energy Partners L.P., 4.5%, 3/15/28	850,000	834,952
		5,191,111
Financials - 11.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 3.75%, 5/15/19	400,000	401,576
Affiliated Managers Group Inc., 4.25%, 2/15/24	500,000	505,758
Air Lease Corp., 3.875%, 4/1/21	500,000	502,782
Air Lease Corp., 3.75%, 2/1/22	700,000	701,295
American Express Co., 2.5%, 8/1/22	500,000	479,308
American International Group Inc., 4.75%, 4/1/48	200,000	196,613

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Core Bond Fund Portfolio of Investments (unaudited)

Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	383,025
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	400,000	386,631
Bank of Montreal, MTN (D), 1.9%, 8/27/21	1,000,000	960,473
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	500,000	469,481
Boston Properties L.P., 2.75%, 10/1/26	1,000,000	905,156
Capital One Financial Corp., 2.5%, 5/12/20	400,000	395,195
Capital One Financial Corp., 3.3%, 10/30/24	400,000	380,802
Cboe Global Markets Inc., 3.65%, 1/12/27	500,000	478,949
Citigroup Inc.(3M USD LIBOR + 1.192%) (B), 4.075%, 4/23/29	450,000	441,673
Discover Bank, 3.45%, 7/27/26	400,000	372,195
Fifth Third Bank (E), 3.35%, 7/26/21	500,000	498,578
Goldman Sachs Group Inc./The(3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	700,000	668,851
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	500,000	474,496
Huntington National Bank/The, 2.4%, 4/1/20	1,000,000	987,099
Huntington National Bank/The, 3.55%, 10/6/23	250,000	247,221
Intercontinental Exchange Inc., 2.35%, 9/15/22	200,000	192,087
Intercontinental Exchange Inc., 3.75%, 9/21/28	200,000	197,597
JPMorgan Chase & Co., 3.125%, 1/23/25	900,000	863,342
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	750,000	758,343
M&T Bank Corp., 3.55%, 7/26/23	250,000	248,491
Morgan Stanley, 4.3%, 1/27/45	1,000,000	963,434
Nasdaq Inc., 3.85%, 6/30/26	100,000	96,480
Old Republic International Corp., 3.875%, 8/26/26	500,000	478,169
Regions Financial Corp., 3.2%, 2/8/21	750,000	746,505
Regions Financial Corp., 2.75%, 8/14/22	400,000	385,728
Synchrony Financial, 3.75%, 8/15/21	100,000	99,323
Synchrony Financial, 3.7%, 8/4/26	400,000	361,282
TD Ameritrade Holding Corp., 3.3%, 4/1/27	400,000	383,108
ZB NA, 3.5%, 8/27/21	250,000	248,555
		16,859,601
Health Care - 3.1%
AbbVie Inc., 3.75%, 11/14/23	400,000	398,444
Becton, Dickinson and Co., 2.894%, 6/6/22	500,000	486,122
Cigna Corp. (A), 4.375%, 10/15/28	200,000	199,418
Cigna Corp. (A), 4.9%, 12/15/48	200,000	198,555
CVS Health Corp., 4.3%, 3/25/28	250,000	248,040
CVS Health Corp., 5.125%, 7/20/45	750,000	771,027
Forest Laboratories LLC (A), 5%, 12/15/21	250,000	259,272
Humana Inc., 2.5%, 12/15/20	400,000	392,626
Laboratory Corp. of America Holdings, 3.6%, 9/1/27	300,000	286,941
Shire Acquisitions Investments Ireland DAC (D), 1.9%, 9/23/19	750,000	741,981
Zoetis Inc., 3%, 9/12/27	475,000	441,564
		4,423,990
Industrials - 1.5%
Carlisle Cos. Inc., 3.5%, 12/1/24	200,000	191,572
CRH America Inc. (A), 3.875%, 5/18/25	300,000	293,787
Masco Corp., 4.375%, 4/1/26	650,000	647,054
TransDigm Inc., 6%, 7/15/22	250,000	254,063
Union Pacific Corp., 3.5%, 6/8/23	300,000	299,221
United Rentals North America Inc., 4.625%, 7/15/23	400,000	403,000
		2,088,697

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Core Bond Fund Portfolio of Investments (unaudited)

Information Technology - 2.9%
Analog Devices Inc., 5.3%, 12/15/45	600,000	641,056
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	500,000	504,356
Citrix Systems Inc., 4.5%, 12/1/27	105,000	101,184
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	250,000	311,189
Fidelity National Information Services Inc., 3%, 8/15/26	475,000	438,914
Fidelity National Information Services Inc., 4.75%, 5/15/48	300,000	297,527
Fiserv Inc., 3.8%, 10/1/23	250,000	249,938
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	300,000	308,290
Marvell Technology Group Ltd. (D), 4.2%, 6/22/23	400,000	398,038
Oracle Corp., 4%, 7/15/46	750,000	714,754
Salesforce.com Inc., 3.7%, 4/11/28	250,000	247,861
		4,213,107
Materials - 0.5%
WestRock Co. (A), 3.75%, 3/15/25	750,000	737,051

Real Estate - 2.1%
Boston Properties L.P., 3.65%, 2/1/26	450,000	435,953
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	480,599
Iron Mountain Inc. (A), 4.875%, 9/15/27	250,000	229,375
Store Capital Corp., 4.5%, 3/15/28	550,000	536,741
Welltower Inc., 4.5%, 1/15/24	1,000,000	1,016,832
WP Carey Inc., 4.25%, 10/1/26	400,000	388,972
		3,088,472
Utilities - 0.4%
Duke Energy Corp., 3.75%, 9/1/46	650,000	571,191
Total Corporate Notes and Bonds ( Cost $50,190,267 )		49,280,422
LONG TERM MUNICIPAL BONDS - 4.7%
General - 4.7%
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,000,000	1,035,150
East Baton Rouge Sewerage Commission Revenue, Series B, 6.087%, 2/1/45	1,000,000	1,031,810
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	1,000,000	1,046,010
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,214,450
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	511,735
Palomar Community College District, General Obligation, 7.194%, 8/1/45	1,000,000	1,070,710
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	800,000	836,176
		6,746,041
Total Long Term Municipal Bonds ( Cost $6,855,672 )		6,746,041
MORTGAGE BACKED SECURITIES - 25.7%
Fannie Mae - 16.1%
3%, 9/1/30 Pool # 890696	1,161,944	1,151,755
3%, 12/1/30 Pool # AL8924	487,615	483,342
7%, 11/1/31 Pool # 607515	23,065	25,129
3.5%, 12/1/31 Pool # MA0919	126,948	125,943
6.5%, 3/1/32 Pool # 631377	30,604	33,552
7%, 5/1/32 Pool # 644591	6,501	6,634

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Core Bond Fund Portfolio of Investments (unaudited)

6.5%, 6/1/32 Pool # 545691	271,959	301,658
3.5%, 8/1/32 Pool # MA3098	209,982	211,282
5.5%, 11/1/33 Pool # 555880	334,676	361,336
7%, 7/1/34 Pool # 792636	36,531	37,369
4%, 2/1/35 Pool # MA2177	1,293,865	1,326,323
5%, 8/1/35 Pool # 829670	407,210	432,136
5%, 9/1/35 Pool # 820347	525,390	560,888
5%, 9/1/35 Pool # 835699	407,027	431,707
3.5%, 12/1/35 Pool # MA2473	946,799	947,487
5%, 12/1/35 Pool # 850561	147,034	156,163
5.5%, 10/1/36 Pool # 901723	385,817	415,178
6.5%, 10/1/36 Pool # 894118	322,648	353,732
6%, 11/1/36 Pool # 902510	356,457	395,034
6%, 10/1/37 Pool # 947563	435,908	482,541
6.5%, 8/1/38 Pool # 987711	799,583	899,417
4%, 1/1/41 Pool # AB2080	1,369,706	1,393,548
4.5%, 7/1/41 Pool # AB3274	530,473	551,896
5.5%, 7/1/41 Pool # AL6588	1,068,317	1,156,032
4%, 9/1/41 Pool # AJ1406	948,788	965,899
3.5%, 6/1/42 Pool # AO4136	1,474,702	1,462,760
4%, 6/1/42 Pool # MA1087	366,991	373,338
3.5%, 8/1/42 Pool # AP2133	672,301	666,857
3.5%, 9/1/42 Pool # AB6228	1,202,891	1,193,150
4%, 10/1/42 Pool # AP7363	873,493	888,704
3.5%, 3/1/43 Pool # AT0310	699,754	694,089
4%, 1/1/45 Pool # AS4257	224,167	227,467
4.5%, 2/1/45 Pool # MA2193	834,955	865,587
3.5%, 8/1/45 Pool # AS5645	684,999	677,012
3.5%, 11/1/45 Pool # BA4907	563,273	556,705
3.5%, 12/1/45 Pool # AS6309	316,918	313,223
4.5%, 10/1/46 Pool # MA2783	107,940	111,458
4%, 12/1/46 Pool # BD2379	410,866	415,446
3%, 1/1/47 Pool # BE0108	455,227	436,662
4%, 7/1/48 Pool # MA3415	984,863	994,997
		23,083,436
Freddie Mac - 9.5%
4.5%, 2/1/25 Pool # J11722	161,401	166,917
4.5%, 5/1/25 Pool # J12247	298,999	309,245
8%, 6/1/30 Pool # C01005	12,380	14,029
7%, 3/1/31 Pool # C48129	49,933	50,615
5.5%, 11/1/34 Pool # A28282	705,125	768,827
5.5%, 1/1/37 Pool # G04593	189,737	205,047
5%, 10/1/39 Pool # G60465	1,603,639	1,702,533
4%, 10/1/41 Pool # Q04092	641,445	653,438
3%, 9/1/42 Pool # C04233	2,052,247	1,982,363
3%, 4/1/43 Pool # V80025	1,830,932	1,767,745
3%, 4/1/43 Pool # V80026	1,811,242	1,748,298
3.5%, 8/1/44 Pool # Q27927	608,167	602,766
3%, 7/1/45 Pool # G08653	916,252	879,966
3.5%, 8/1/45 Pool # Q35614	1,045,948	1,033,301
3%, 10/1/46 Pool # G60722	990,803	949,834

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Core Bond Fund Portfolio of Investments (unaudited)

4%, 3/1/47 Pool # Q46801	834,143	844,900
		13,679,824
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	47,495	52,977
6.5%, 4/20/31 Pool # 3068	33,804	37,961
		90,938
Total Mortgage Backed Securities ( Cost $37,756,319 )		36,854,198
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.1%
Federal Farm Credit Bank - 0.4%
3.470%, 5/7/24	500,000	495,290

U.S. Treasury Bonds - 9.2%
6.625%, 2/15/27	5,000,000	6,327,930
4.500%, 5/15/38	2,000,000	2,399,687
3.750%, 8/15/41	450,000	491,115
3.000%, 5/15/45	750,000	723,691
2.500%, 5/15/46	1,000,000	872,031
2.250%, 8/15/46	2,000,000	1,651,563
3.000%, 5/15/47	750,000	722,344
		13,188,361
U.S. Treasury Notes - 13.5%
2.625%, 11/15/20	3,150,000	3,135,480
2.000%, 11/15/21	4,250,000	4,137,275
2.500%, 8/15/23	2,500,000	2,449,219
2.750%, 11/15/23	3,000,000	2,970,820
2.125%, 3/31/24	3,000,000	2,871,797
2.250%, 11/15/25	2,500,000	2,376,270
2.875%, 5/15/28	1,500,000	1,477,383
		19,418,244
Total U.S. Government and Agency Obligations ( Cost $32,727,364 )		33,101,895
	Shares
SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund, 1.97%, Premier Class	3,132,107	3,132,107
Total Short-Term Investments ( Cost $3,132,107 )		3,132,107
COLLATERAL FOR SECURITIES ON LOAN (F) - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%	1,017,975	1,017,975
Total Collateral for Securities on Loan ( Cost $1,017,975 )		1,017,975
TOTAL INVESTMENTS - 99.7% ( Cost $144,800,360 )		143,095,753
NET OTHER ASSETS AND LIABILITIES - 0.3%		468,538
TOTAL NET ASSETS - 100.0%		$143,564,291

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Floating rate or variable rate note. Rate shown is as of September 30, 2018.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Core Bond Fund Portfolio of Investments (unaudited)

(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 2.1% of total net assets.
(E)
A portion of securities on loan with an aggregate value of $999,170; cash collateral (included in liabilities) of $1,017,975 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio and non-cash collateral of $0 (see Note 4).

(F)	Represents investments of cash collateral received in connection with securities lending.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 91.2%
Communication Services - 4.8%
Altice Luxembourg S.A. (A) (B) (C), 7.625%, 2/15/25	$400,000	$364,560
CenturyLink Inc., 6.45%, 6/15/21	205,000	212,688
Frontier Communications Corp. (B), 8.5%, 4/1/26	150,000	141,750
Inmarsat Finance PLC (B) (C), 6.5%, 10/1/24	300,000	304,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (B), 3.36%, 3/20/23	112,500	112,078
		1,135,576
Consumer Discretionary - 19.4%
Cablevision Systems Corp., 5.875%, 9/15/22	250,000	254,844
CCO Holdings LLC / CCO Holdings Capital Corp. (B), 5.125%, 5/1/23	350,000	350,542
CCO Holdings LLC / CCO Holdings Capital Corp. (B), 5.875%, 4/1/24	200,000	203,250
Deck Chassis Acquisition Inc. (B), 10%, 6/15/23	100,000	106,000
Diamond Resorts International Inc. (A) (B), 7.75%, 9/1/23	250,000	256,250
DISH DBS Corp., 6.75%, 6/1/21	300,000	306,375
GameStop Corp. (B), 6.75%, 3/15/21	335,000	342,202
IRB Holding Corp. (B), 6.75%, 2/15/26	250,000	245,000
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (B), 6.75%, 11/15/21	250,000	258,750
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.25%, 2/15/22	150,000	151,875
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	505,500
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	254,688
Pinnacle Entertainment Inc., 5.625%, 5/1/24	250,000	264,063
Scientific Games International Inc. (B), 5%, 10/15/25	325,000	308,750
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	255,000
Sirius XM Radio Inc. (B), 4.625%, 5/15/23	250,000	247,800
Univision Communications Inc. (B), 5.125%, 5/15/23	325,000	310,375
		4,621,264
Consumer Staples - 8.3%
Avon International Operations Inc. (B), 7.875%, 8/15/22	250,000	257,812
B&G Foods Inc., 4.625%, 6/1/21	250,000	249,688
Dean Foods Co. (A) (B), 6.5%, 3/15/23	250,000	235,250
First Quality Finance Co. Inc. (B), 4.625%, 5/15/21	400,000	399,500
Pilgrim's Pride Corp. (B), 5.75%, 3/15/25	350,000	336,875
Post Holdings Inc. (B), 5.5%, 3/1/25	250,000	248,125
Simmons Foods Inc. (B), 5.75%, 11/1/24	325,000	249,031
		1,976,281
Energy - 10.7%
American Midstream Partners L.P. / American Midstream Finance Corp. (B), 9.5%, 12/15/21	375,000	375,000
Berry Petroleum Co. LLC (B), 7%, 2/15/26	125,000	129,375
Carrizo Oil & Gas Inc. (A), 6.25%, 4/15/23	375,000	382,968
DCP Midstream Operating L.P., 5.375%, 7/15/25	125,000	127,344
Jonah Energy LLC / Jonah Energy Finance Corp. (B), 7.25%, 10/15/25	375,000	286,875
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	397,000
Sunoco L.P. / Sunoco Finance Corp. (B), 4.875%, 1/15/23	250,000	247,500
Unit Corp., 6.625%, 5/15/21	600,000	600,000
		2,546,062

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

High Income Fund Portfolio of Investments (unaudited)

Financials - 8.2%
Acrisure LLC / Acrisure Finance Inc. (B), 7%, 11/15/25	250,000	233,113
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	250,000	263,906
Equinix Inc., 5.875%, 1/15/26	400,000	411,500
Jefferies Finance LLC / JFIN Co-Issuer Corp. (B), 7.25%, 8/15/24	250,000	242,500
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	400,000	385,500
Quicken Loans Inc. (B), 5.75%, 5/1/25	200,000	199,750
Solera LLC / Solera Finance Inc. (B), 10.5%, 3/1/24	200,000	218,500
		1,954,769
Health Care - 7.8%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	500,000	498,750
Avantor Inc. (B), 6%, 10/1/24	200,000	203,000
Bausch Health Cos. Inc. (B) (C), 5.625%, 12/1/21	400,000	398,500
HCA Inc., 5.875%, 2/15/26	250,000	260,313
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (B) (C), 4.875%, 4/15/20	500,000	495,000
		1,855,563
Industrials - 19.2%
ARD Finance S.A., 7.125% Cash, 7.875 PIK (C), 7.125%, 9/15/23	300,000	302,250
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (B), 5.25%, 3/15/25	250,000	234,375
Bombardier Inc. (B) (C), 8.75%, 12/1/21	250,000	275,775
Covanta Holding Corp., 5.875%, 3/1/24	500,000	510,475
DAE Funding LLC (B), 5%, 8/1/24	250,000	244,687
FTI Consulting Inc., 6%, 11/15/22	500,000	511,550
GFL Environmental Inc. (B) (C), 5.375%, 3/1/23	250,000	235,000
Griffon Corp., 5.25%, 3/1/22	300,000	296,625
Herc Rentals Inc. (B), 7.5%, 6/1/22	210,000	222,075
Mueller Industries Inc., 6%, 3/1/27	250,000	240,625
Nielsen Finance LLC / Nielsen Finance Co. (B), 5%, 4/15/22	425,000	414,375
Prime Security Services Borrower LLC / Prime Finance Inc. (B), 9.25%, 5/15/23	101,000	108,020
Summit Materials LLC / Summit Materials Finance Corp., 8.5%, 4/15/22	250,000	265,625
Tennant Co., 5.625%, 5/1/25	250,000	253,125
TransDigm Inc., 6%, 7/15/22	250,000	254,062
Waste Pro USA Inc. (B), 5.5%, 2/15/26	200,000	195,500
		4,564,144
Information Technology - 0.5%
Match Group Inc. (A) (B), 5%, 12/15/27	125,000	124,388

Materials - 5.0%
Berry Global Inc., 5.125%, 7/15/23	250,000	251,250
Rayonier AM Products Inc. (B), 5.5%, 6/1/24	545,000	524,742
Sealed Air Corp. (B), 5.125%, 12/1/24	400,000	402,000
		1,177,992
Real Estate - 2.6%
Iron Mountain Inc., 5.75%, 8/15/24	400,000	396,000
Iron Mountain Inc. (B), 4.875%, 9/15/27	250,000	229,375
		625,375
Utilities - 4.7%
AES Corp., 5.5%, 4/15/25	415,000	425,375

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

High Income Fund Portfolio of Investments (unaudited)

AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.875%, 8/20/26		100,000	99,250
Calpine Corp., 5.5%, 2/1/24		250,000	223,125
NRG Energy Inc., 6.25%, 7/15/22		150,000	154,755
NRG Energy Inc., 6.25%, 5/1/24		200,000	208,000
			1,110,505
Total Corporate Notes and Bonds ( Cost $21,781,574 )			21,691,919
		Shares
SHORT-TERM INVESTMENTS - 7.2%
State Street Institutional U.S. Government Money Market Fund, 1.97%, Premier Class		1,719,107	1,719,107
Total Short-Term Investments ( Cost $1,719,107 )			1,719,107
COLLATERAL FOR SECURITIES ON LOAN (D) - 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%		1,266,212	1,266,212
Total Collateral for Securities on Loan ( Cost $1,266,212 )			1,266,212
TOTAL INVESTMENTS - 103.7% ( Cost $24,766,893 )			24,677,238
NET OTHER ASSETS AND LIABILITIES - (3.7%)			(884,902)
TOTAL NET ASSETS - 100.0%			$23,792,336

(A)
A portion of securities on loan with an aggregate value of $1,247,506; cash collateral (included in liabilities) of $1,266,213 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio and non-cash collateral of $0 (see Note 4).

(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 10.0% of total net assets.
(D)	Represents investments of cash collateral received in connection with securities lending.
PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 66.1%
Communication Services - 2.7%
Comcast Corp., Class A	52,000	$1,841,320
Verizon Communications Inc.	98,000	5,232,220
		7,073,540
Consumer Discretionary - 6.2%
Home Depot Inc./The	23,000	4,764,450
McDonald's Corp.	15,000	2,509,350
Starbucks Corp.	65,000	3,694,600
TJX Cos. Inc./The	44,500	4,984,890
		15,953,290
Consumer Staples - 7.0%
Diageo PLC, ADR	25,500	3,612,585
JM Smucker Co./The	14,500	1,487,845
Nestle S.A., ADR	50,000	4,160,000
PepsiCo Inc.	40,000	4,472,000
Procter & Gamble Co./The	52,000	4,327,960
		18,060,390
Energy - 6.1%
Chevron Corp.	39,500	4,830,060
Exxon Mobil Corp.	82,000	6,971,640
Schlumberger Ltd.	66,000	4,020,720
		15,822,420
Financials - 9.5%
BB&T Corp.	46,000	2,232,840
Chubb Ltd.	17,000	2,271,880
CME Group Inc.	25,000	4,255,250
Northern Trust Corp.	21,000	2,144,730
Travelers Cos. Inc./The	26,000	3,372,460
US Bancorp	97,000	5,122,570
Wells Fargo & Co.	95,500	5,019,480
		24,419,210
Health Care - 12.7%
Amgen Inc.	16,000	3,316,640
Johnson & Johnson	48,000	6,632,160
Medtronic PLC	73,000	7,181,010
Merck & Co. Inc.	81,000	5,746,140
Novartis AG, ADR	47,000	4,049,520
Pfizer Inc.	131,500	5,795,205
		32,720,675
Industrials - 9.0%
3M Co.	8,500	1,791,035
Emerson Electric Co.	49,000	3,752,420
Fastenal Co.	79,000	4,583,580
Union Pacific Corp.	20,500	3,338,015
United Parcel Service Inc., Class B	40,000	4,670,000

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

United Technologies Corp.	35,500	4,963,255
		23,098,305
Information Technology - 8.3%
Accenture PLC, Class A	14,500	2,467,900
Analog Devices Inc.	25,000	2,311,500
Automatic Data Processing Inc.	15,000	2,259,900
Cisco Systems Inc.	128,000	6,227,200
Microsoft Corp.	55,000	6,290,350
Texas Instruments Inc.	17,000	1,823,930
		21,380,780
Materials - 2.2%
Praxair Inc.	35,500	5,705,915

Utilities - 2.4%
Dominion Energy Inc.	38,500	2,705,780
NextEra Energy Inc.	20,000	3,352,000
		6,057,780
Total Common Stocks ( Cost $114,630,605 )		170,292,305
	Par Value
ASSET BACKED SECURITIES - 1.4%
American Express Credit Account Master Trust, Series 2017-1, Class B, 2.1%, 9/15/22	250,000	246,777
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2 (A) (B), 2.478%, 5/15/23	150,000	150,193
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/20	33,620	33,599
CarMax Auto Owner Trust, Series 2015-2, Class A4, 1.8%, 3/15/21	500,000	497,455
CarMax Auto Owner Trust, Series 2018-3, Class A3, 3.13%, 6/15/23	200,000	199,998
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	225,877	223,178
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	380,000	379,047
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	150,000	149,868
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	407,473	404,658
John Deere Owner Trust, Series 2018-B, Class A3, 3.08%, 11/15/22	200,000	199,666
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46%, 6/15/20	42,012	42,024
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	500,000	490,749
Verizon Owner Trust, Series 2017-1A, Class A (A), 2.06%, 9/20/21	600,000	594,554
Total Asset Backed Securities ( Cost $3,613,308 )		3,611,766
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	350,000	350,670
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	481,000	489,969
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	415,324	446,303
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	438,879	431,446
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	383,688	377,980
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	400,000	405,113
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	450,000	433,792
Total Collateralized Mortgage Obligations ( Cost $3,088,224 )		2,935,273
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (B) (C), 1.198%, 1/25/23	7,348,974	265,668
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	200,000	195,239

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	225,000	217,964
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B) (C), 3.885%, 2/25/45	700,000	700,565
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.681%, 11/25/47	300,000	294,143
Total Commercial Mortgage-Backed Securities ( Cost $1,730,986 )		1,673,579
CORPORATE NOTES AND BONDS - 11.1%
Communication Services - 0.5%
AT&T Inc., 4.75%, 5/15/46	500,000	456,818
Verizon Communications Inc. (A), 4.329%, 9/21/28	809,000	813,332
		1,270,150
Consumer Discretionary - 2.1%
Amazon.com Inc., 2.8%, 8/22/24	200,000	192,963
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 5/1/27	325,000	322,156
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	300,000	305,023
Discovery Communications LLC, 5%, 9/20/37	300,000	292,524
DISH DBS Corp., 6.75%, 6/1/21	150,000	153,188
ERAC USA Finance LLC (A), 6.7%, 6/1/34	700,000	838,157
GameStop Corp. (A), 6.75%, 3/15/21	200,000	204,300
General Motors Financial Co. Inc., 3.2%, 7/6/21	150,000	148,124
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	450,000	458,510
Lennar Corp. (D), 4.75%, 4/1/21	350,000	354,508
Lowe's Cos. Inc., 2.5%, 4/15/26	400,000	367,748
Marriott International Inc., 3.125%, 6/15/26	400,000	373,200
Newell Brands Inc., 5.5%, 4/1/46	450,000	428,722
Omnicom Group Inc. / Omnicom Capital Inc., 3.6%, 4/15/26	650,000	617,347
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	350,000	332,133
		5,388,603
Consumer Staples - 0.5%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	500,000	505,660
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	600,000	542,933
Tyson Foods Inc., 3.55%, 6/2/27	150,000	141,521
		1,190,114
Energy - 1.6%
Antero Resources Corp., 5.625%, 6/1/23	200,000	204,750
Enterprise Products Operating LLC, 3.75%, 2/15/25	400,000	399,324
Exxon Mobil Corp., 4.114%, 3/1/46	500,000	506,863
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	175,000	133,875
Kinder Morgan Inc., 5.55%, 6/1/45	500,000	528,481
Marathon Oil Corp., 2.7%, 6/1/20	500,000	493,528
Phillips 66, 4.65%, 11/15/34	500,000	507,087
Schlumberger Holdings Corp. (A), 4%, 12/21/25	400,000	399,918
Valero Energy Corp., 6.625%, 6/15/37	500,000	604,500
Valero Energy Partners L.P., 4.5%, 3/15/28	350,000	343,804
		4,122,130
Financials - 3.3%
Air Lease Corp., 3.75%, 2/1/22	500,000	500,925
Air Lease Corp., 3.625%, 4/1/27	500,000	461,724
American Express Co., 2.5%, 8/1/22	400,000	383,446

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

Bank of America Corp., MTN, 2.503%, 10/21/22	400,000	383,025
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	250,000	241,645
Bank of America Corp., MTN (B), 3.093%, 10/1/25	200,000	190,524
Bank of Montreal, MTN (E), 1.9%, 8/27/21	500,000	480,237
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	500,000	469,481
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	241,193
Capital One Financial Corp., 3.3%, 10/30/24	400,000	380,802
Cboe Global Markets Inc., 3.65%, 1/12/27	400,000	383,159
Fifth Third Bank (D), 3.35%, 7/26/21	250,000	249,289
Goldman Sachs Group Inc./The (B), 3.272%, 9/29/25	750,000	716,626
JPMorgan Chase & Co., 2.972%, 1/15/23	500,000	486,983
JPMorgan Chase & Co., 2.95%, 10/1/26	650,000	604,292
Morgan Stanley, MTN, 3.875%, 1/27/26	200,000	196,593
Morgan Stanley, 4.3%, 1/27/45	500,000	481,717
Nasdaq Inc., 3.85%, 6/30/26	75,000	72,360
Old Republic International Corp., 3.875%, 8/26/26	450,000	430,352
Regions Financial Corp., 3.2%, 2/8/21	500,000	497,670
Regions Financial Corp., 2.75%, 8/14/22	250,000	241,080
Synchrony Financial, 3.75%, 8/15/21	50,000	49,661
Synchrony Financial, 3.7%, 8/4/26	400,000	361,282
		8,504,066
Health Care - 1.1%
AbbVie Inc., 3.75%, 11/14/23	225,000	224,125
Cigna Corp. (A), 4.375%, 10/15/28	150,000	149,563
Cigna Corp. (A), 4.9%, 12/15/48	100,000	99,278
CVS Health Corp., 5.125%, 7/20/45	400,000	411,214
Humana Inc., 2.5%, 12/15/20	300,000	294,469
Shire Acquisitions Investments Ireland DAC (E), 1.9%, 9/23/19	750,000	741,981
UnitedHealth Group Inc., 2.875%, 3/15/23	750,000	731,291
Zoetis Inc., 3%, 9/12/27	225,000	209,162
		2,861,083
Industrials - 0.3%
Masco Corp., 4.375%, 4/1/26	400,000	398,187
Union Pacific Corp., 3.5%, 6/8/23	200,000	199,481
United Rentals North America Inc., 4.625%, 7/15/23	300,000	302,250
		899,918
Information Technology - 1.0%
Analog Devices Inc., 5.3%, 12/15/45	350,000	373,949
Citrix Systems Inc., 4.5%, 12/1/27	85,000	81,911
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	175,000	217,832
Fidelity National Information Services Inc., 3%, 8/15/26	450,000	415,814
Intel Corp., 3.734%, 12/8/47	435,000	405,370
Oracle Corp., 4%, 7/15/46	500,000	476,502
Thomson Reuters Corp. (E), 4.3%, 11/23/23	600,000	613,311
		2,584,689
Real Estate - 0.7%
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	480,599
Iron Mountain Inc. (A), 4.875%, 9/15/27	300,000	275,250
Store Capital Corp., 4.5%, 3/15/28	300,000	292,768

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

Welltower Inc., 4.5%, 1/15/24	725,000	737,203
		1,785,820
Total Corporate Notes and Bonds ( Cost $29,066,362 )		28,606,573
LONG TERM MUNICIPAL BONDS - 2.6%
General - 2.6%
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,000,000	1,035,150
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	1,000,000	1,046,010
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,214,450
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	511,735
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	850,000	870,324
Rancho Water District Financing Authority Revenue, (Prerefunded 8/1/20 @ $100), 6.337%, 8/1/40	5,000	5,286
Rancho Water District Financing Authority Revenue, 6.337%, 8/1/40	795,000	840,450
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	1,000,000	1,021,500
		6,544,905
Total Long Term Municipal Bonds ( Cost $6,630,804 )		6,544,905
MORTGAGE BACKED SECURITIES - 8.0%
Fannie Mae - 5.2%
3%, 9/1/30 Pool # 890696	550,395	545,568
3%, 12/1/30 Pool # AL8924	390,092	386,674
7%, 11/1/31 Pool # 607515	23,065	25,129
3.5%, 12/1/31 Pool # MA0919	158,685	157,429
7%, 5/1/32 Pool # 644591	3,574	3,647
3.5%, 8/1/32 Pool # MA3098	209,982	211,282
5.5%, 10/1/33 Pool # 254904	135,416	146,279
5.5%, 11/1/33 Pool # 555880	334,676	361,336
5%, 5/1/34 Pool # 780890	442,052	469,303
7%, 7/1/34 Pool # 792636	17,485	17,886
4%, 2/1/35 Pool # MA2177	622,051	637,655
5%, 9/1/35 Pool # 820347	214,729	229,238
5%, 9/1/35 Pool # 835699	170,377	180,707
5%, 12/1/35 Pool # 850561	61,508	65,327
5.5%, 9/1/36 Pool # 831820	329,594	361,290
6%, 9/1/36 Pool # 831741	106,157	114,595
5.5%, 10/1/36 Pool # 901723	144,681	155,692
5.5%, 12/1/36 Pool # 903059	231,730	248,007
4%, 1/1/41 Pool # AB2080	608,758	619,355
4.5%, 7/1/41 Pool # AB3274	167,214	173,967
5.5%, 7/1/41 Pool # AL6588	616,337	666,942
4%, 9/1/41 Pool # AJ1406	421,684	429,288
4%, 10/1/41 Pool # AJ4046	540,461	550,157
3.5%, 6/1/42 Pool # AO4134	446,734	443,116
3.5%, 6/1/42 Pool # AO4136	553,013	548,535
3.5%, 8/1/42 Pool # AP2133	560,251	555,714
4%, 10/1/42 Pool # AP7363	459,733	467,739
3%, 2/1/43 Pool # AL3072	692,258	668,757
3%, 2/1/43 Pool # AB8486	916,610	884,852
3.5%, 3/1/43 Pool # AT0310	445,298	441,693
4%, 1/1/45 Pool # AS4257	161,898	164,282

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

4.5%, 2/1/45 Pool # MA2193	471,510	488,809
3.5%, 4/1/45 Pool # MA2229	445,120	439,930
3.5%, 11/1/45 Pool # BA4907	563,273	556,705
3.5%, 12/1/45 Pool # AS6309	118,844	117,458
4%, 7/1/48 Pool # MA3415	738,647	746,247
		13,280,590
Freddie Mac - 2.8%
4.5%, 2/1/25 Pool # J11722	96,841	100,150
4.5%, 5/1/25 Pool # J12247	84,093	86,975
8%, 6/1/30 Pool # C01005	9,904	11,224
6.5%, 1/1/32 Pool # C62333	76,348	84,462
5%, 10/1/39 Pool # G60465	1,012,809	1,075,268
3.5%, 11/1/40 Pool # G06168	282,727	280,450
4.5%, 9/1/41 Pool # Q03516	460,450	480,138
4%, 10/1/41 Pool # Q04092	641,445	653,437
3%, 9/1/42 Pool # C04233	1,055,441	1,019,501
3%, 4/1/43 Pool # V80025	732,373	707,098
3%, 4/1/43 Pool # V80026	724,497	699,319
3%, 7/1/45 Pool # G08653	219,901	211,192
3.5%, 8/1/45 Pool # Q35614	697,299	688,867
3%, 10/1/46 Pool # G60722	548,104	525,440
4%, 3/1/47 Pool # Q46801	667,314	675,920
		7,299,441
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	27,839	31,262
Total Mortgage Backed Securities ( Cost $21,183,380 )		20,611,293
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.0%
Federal Farm Credit Bank - 0.2%
3.470%, 5/7/24	500,000	495,289

Federal Home Loan Bank - 0.1%
1.750%, 12/21/23 (F)	350,000	345,302

U.S. Treasury Bonds - 2.7%
6.625%, 2/15/27	2,270,000	2,872,880
3.000%, 5/15/42	1,250,000	1,210,693
2.500%, 2/15/45	1,000,000	875,820
2.500%, 5/15/46	750,000	654,024
2.250%, 8/15/46	750,000	619,336
3.000%, 5/15/47	400,000	385,250
3.000%, 2/15/48	220,000	211,724
		6,829,727
U.S. Treasury Notes - 4.0%
2.625%, 11/15/20	2,850,000	2,836,863
2.000%, 11/15/21	1,000,000	973,477
2.000%, 2/15/22	1,250,000	1,213,818
1.750%, 5/15/22	1,750,000	1,680,137

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Diversified Income Fund Portfolio of Investments (unaudited)

2.500%, 8/15/23		2,150,000	2,106,328
2.125%, 3/31/24		1,000,000	957,266
2.875%, 5/15/28		500,000	492,461
			10,260,350
Total U.S. Government and Agency Obligations ( Cost $17,986,364 )			17,930,668
		Shares
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional U.S. Government Money Market Fund, 1.97%, Premier Class, Premier Class		4,531,609	4,531,609
Total Short-Term Investments ( Cost $4,531,609 )			4,531,609
COLLATERAL FOR SECURITIES ON LOAN (G) - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%		612,377	612,377
Total Collateral for Securities on Loan ( Cost $612,377 )			612,377
TOTAL INVESTMENTS - 100.0% ( Cost $203,074,019 )			257,350,348
NET OTHER ASSETS AND LIABILITIES - 0.0%			122,911
TOTAL NET ASSETS - 100.0%			$257,473,259

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Floating rate or variable rate note. Rate shown is as of September 30, 2018.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)
A portion of securities on loan with an aggregate value of $601,129; cash collateral (included in liabilities) of $612,378 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio and non-cash collateral of $0 (see Note 4).

(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.7% of total net assets.
(F)	Stepped rate security. Rate shown is as of September 30, 2018.
(G)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.3%
Communication Services - 7.7%
CenturyLink Inc.	707,000	$14,988,400
Discovery Inc., Class C *	343,000	10,145,940
		25,134,340
Consumer Staples - 5.0%
Archer-Daniels-Midland Co.	324,000	16,287,480

Energy - 14.0%
Canadian Natural Resources Ltd.	383,000	12,508,780
Chevron Corp.	27,500	3,362,700
EOG Resources Inc.	143,000	18,242,510
Range Resources Corp.	496,000	8,427,040
Transocean Ltd. *	240,000	3,348,000
		45,889,030
Financials - 16.1%
Bank of America Corp.	431,000	12,697,260
Bank of New York Mellon Corp./The	128,500	6,552,215
JPMorgan Chase & Co.	131,000	14,782,040
Regions Financial Corp.	458,000	8,404,300
US Bancorp	193,000	10,192,330
		52,628,145
Health Care - 16.3%
Baxter International Inc.	192,000	14,801,280
Eli Lilly & Co.	136,500	14,647,815
Humana Inc.	24,500	8,293,740
Medtronic PLC	157,000	15,444,090
		53,186,925
Industrials - 9.8%
Jacobs Engineering Group Inc.	215,000	16,447,500
Textron Inc.	217,000	15,508,990
		31,956,490
Information Technology - 5.0%
First Data Corp., Class A *	672,000	16,443,840

Materials - 9.7%
Cleveland-Cliffs Inc. *	1,169,000	14,799,540
DowDuPont Inc.	184,000	11,833,040
Vale S.A., ADR	345,000	5,119,800
		31,752,380
Real Estate - 1.4%
Boston Properties Inc., REIT	38,000	4,677,420

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Large Cap Value Fund Portfolio of Investments (unaudited)

Utilities - 13.3%
AES Corp.		1,208,000	16,912,000
NRG Energy Inc.		375,000	14,025,000
Sempra Energy		110,500	12,569,375
			43,506,375
Total Common Stocks ( Cost $259,074,511 )			321,462,425
SHORT-TERM INVESTMENTS - 1.6%
State Street Institutional U.S. Government Money Market Fund, 1.97%, Permier Class		5,188,271	5,188,271
Total Short-Term Investments ( Cost $5,188,271 )			5,188,271
TOTAL INVESTMENTS - 99.9% ( Cost $264,262,782 )			326,650,696
NET OTHER ASSETS AND LIABILITIES - 0.1%			266,605
TOTAL NET ASSETS - 100.0%			$326,917,301

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.6%
Consumer Discretionary - 19.8%
Booking Holdings Inc. *	3,396	$6,737,664
CarMax Inc. *	113,879	8,503,345
Dollar Tree Inc. *	100,132	8,165,765
Omnicom Group Inc.	70,379	4,787,180
Starbucks Corp.	131,448	7,471,504
TJX Cos. Inc./The	115,259	12,911,313
		48,576,771

Consumer Staples - 1.9%
JM Smucker Co./The	46,185	4,739,043

Financials - 14.5%
Berkshire Hathaway Inc., Class B *	45,059	9,647,582
Brookfield Asset Management Inc., Class A	217,173	9,670,714
Charles Schwab Corp./The	76,799	3,774,671
US Bancorp	232,662	12,286,880
		35,379,847
Health Care - 15.3%
Danaher Corp.	81,286	8,832,537
Henry Schein Inc. *	112,701	9,582,966
Johnson & Johnson	43,165	5,964,108
Novartis AG, ADR	114,640	9,877,382
Varian Medical Systems Inc. *	27,707	3,101,245
		37,358,238
Industrials - 8.1%
Jacobs Engineering Group Inc.	175,929	13,458,568
PACCAR Inc.	95,056	6,481,869
		19,940,437
Information Technology - 22.6%
Accenture PLC, Class A	28,635	4,873,677
Alphabet Inc., Class C *	7,766	9,268,488
Analog Devices Inc.	59,319	5,484,635
CDW Corp.	80,381	7,147,479
Cognizant Technology Solutions Corp., Class A	110,778	8,546,523
Oracle Corp.	99,824	5,146,925
TE Connectivity Ltd.	81,763	7,189,421
Visa Inc., Class A	51,539	7,735,488
		55,392,636
Materials - 8.0%
PPG Industries Inc.	110,432	12,051,444
Praxair Inc.	46,818	7,525,057
		19,576,501

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Large Cap Growth Fund Portfolio of Investments (unaudited)

Real Estate - 3.4%
American Tower Corp.		56,625	8,227,612
Total Common Stocks ( Cost $174,297,734 )			229,191,085
SHORT-TERM INVESTMENTS - 6.3%
State Street Institutional U.S. Government Money Market Fund, 1.97%, Premier Class		15,305,040	15,305,040
Total Short-Term Investments ( Cost $15,305,040 )			15,305,040
TOTAL INVESTMENTS - 99.9% ( Cost $189,602,774 )			244,496,125
NET OTHER ASSETS AND LIABILITIES - 0.1%			178,011
TOTAL NET ASSETS - 100.0%			$244,674,136

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.2%
Consumer Discretionary - 29.9%
Household Durables - 1.8%
Mohawk Industries Inc. *	20,639	$3,619,049

Media - 9.8%
Liberty Broadband Corp., Class C *	114,954	9,690,622
Liberty Global PLC, Series C *	159,746	4,498,448
Omnicom Group Inc.	76,508	5,204,074
		19,393,144
Multiline Retail - 4.1%
Dollar Tree Inc. *	100,228	8,173,593

Specialty Retail - 14.2%
CarMax Inc. *	108,630	8,111,402
O'Reilly Automotive Inc. *	23,707	8,233,915
Ross Stores Inc.	46,148	4,573,267
TJX Cos. Inc./The	63,870	7,154,717
		28,073,301
		59,259,087
Consumer Staples - 0.9%
Brown-Forman Corp., Class B	34,799	1,759,089

Energy - 1.2%
Oceaneering International Inc. *	83,556	2,306,146

Financials - 23.5%
Arch Capital Group Ltd. *	362,194	10,797,003
Brookfield Asset Management Inc., Class A	176,828	7,874,151
Brown & Brown Inc.	277,156	8,195,503
Glacier Bancorp Inc.	107,488	4,631,658
Markel Corp. *	8,300	9,864,467
WR Berkley Corp.	65,376	5,225,504
		46,588,286
Health Care - 7.5%
Henry Schein Inc. *	91,879	7,812,472
Laboratory Corp. of America Holdings *	41,206	7,156,658
		14,969,130
Industrials - 13.6%
Copart Inc. *	118,580	6,110,427
Expeditors International of Washington Inc.	109,275	8,034,991
Fastenal Co.	95,049	5,514,743
IHS Markit Ltd. *	136,228	7,350,863
		27,011,024

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Mid Cap Fund Portfolio of Investments (unaudited)

	Information Technology - 9.0%
	Alliance Data Systems Corp.	15,641	3,693,779
	Amphenol Corp., Class A	42,332	3,980,055
	CDW Corp.	113,857	10,124,164
			17,797,998
	Materials - 6.9%
	Axalta Coating Systems Ltd. *	212,140	6,186,003
	Crown Holdings Inc. *	90,838	4,360,224
	NewMarket Corp.	7,979	3,235,564
			13,781,791
	Real Estate - 2.7%
	Crown Castle International Corp.	48,571	5,407,409
Total Common Stocks ( Cost $109,090,738 )			188,879,960
	SHORT-TERM INVESTMENTS - 4.8%
	State Street Institutional U.S. Government Money Market Fund, 1.97%, Premier Class	9,425,009	9,425,009
Total Short-Term Investments ( Cost $9,425,009 )			9,425,009
TOTAL INVESTMENTS - 100.0% ( Cost $118,515,747 )			198,304,969
NET OTHER ASSETS AND LIABILITIES - 0.0%			(62,632)
TOTAL NET ASSETS - 100.0%			$198,242,337

*	Non-income producing.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.9%
Australia - 1.7%
BHP Billiton PLC	27,433	$597,557

Belgium - 1.4%
Anheuser-Busch InBev S.A.	5,536	483,482

Brazil - 0.7%
Cielo S.A.	82,300	249,638

Canada - 5.9%
Canadian National Railway Co.	4,071	365,292
National Bank of Canada (A)	11,321	565,414
Rogers Communications Inc., Class B	7,900	406,300
Suncor Energy Inc.	18,968	733,961
		2,070,967
Denmark - 1.3%
Carlsberg AS, Class B	3,922	470,427

Finland - 1.4%
Sampo Oyj, Class A	9,781	506,488

France - 9.7%
Air Liquide S.A.	2,644	347,810
Capgemini SE	4,243	534,015
Cie de Saint-Gobain	7,602	327,853
Cie Generale des Etablissements Michelin	2,625	313,767
Safran S.A.	5,283	740,353
Societe Generale S.A.	7,919	339,915
Valeo S.A.	6,550	284,423
Vinci S.A.	5,584	531,761
		3,419,897
Germany - 4.2%
Fresenius SE & Co. KGaA	6,198	455,087
SAP SE	8,419	1,036,138
		1,491,225
Hong Kong - 0.5%
Techtronic Industries Co. Ltd.	27,500	175,644

India - 1.0%
ICICI Bank Ltd., ADR	39,992	339,532

Ireland - 5.3%
Medtronic PLC	9,127	897,823
Ryanair Holdings PLC, ADR *	4,290	412,012

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

International Stock Fund Portfolio of Investments (unaudited)

Shire PLC	9,080	547,185
		1,857,020
Israel - 0.6%
Bank Leumi Le-Israel BM (B)	32,692	215,325

Japan - 16.2%
Daiwa House Industry Co. Ltd.	24,735	733,212
Don Quijote Holdings Co. Ltd.	18,800	951,417
Isuzu Motors Ltd.	16,000	252,209
Kao Corp.	5,630	454,582
KDDI Corp.	16,300	450,323
Makita Corp.	11,000	550,871
Nexon Co. Ltd. *	31,400	410,394
Shin-Etsu Chemical Co. Ltd.	4,100	363,198
Sony Corp.	7,500	459,822
Sumitomo Mitsui Financial Group Inc. (A)	14,400	581,222
Yamaha Corp.	10,000	529,836
		5,737,086
Luxembourg - 0.9%
Tenaris S.A.	18,973	317,873

Netherlands - 6.3%
ABN AMRO Group N.V. (C)	14,253	388,061
Royal Dutch Shell PLC, Class A	34,103	1,171,921
Wolters Kluwer N.V.	10,511	655,100
		2,215,082
Norway - 2.8%
Equinor ASA	16,013	451,542
Telenor ASA	27,361	534,865
		986,407
Singapore - 2.1%
DBS Group Holdings Ltd.	25,690	490,291
NetLink NBN Trust	419,800	239,526
		729,817
Spain - 1.4%
Red Electrica Corp. S.A.	23,716	496,740

Sweden - 4.4%
Assa Abloy AB, Class B	31,790	639,026
Epiroc AB, Class A *	33,617	375,607
Nordea Bank AB	48,562	529,257
		1,543,890
Switzerland - 7.1%
Ferguson PLC	10,606	900,625
Julius Baer Group Ltd. *	7,435	372,053
Novartis AG	14,399	1,238,308
		2,510,986

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

International Stock Fund Portfolio of Investments (unaudited)

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		9,137	403,490

United Kingdom - 17.9%
Aon PLC		5,363	824,722
British American Tobacco PLC		15,152	707,907
Compass Group PLC		33,139	736,879
Diageo PLC		10,093	357,690
Howden Joinery Group PLC		44,813	273,881
Informa PLC		42,058	417,826
Melrose Industries PLC		135,653	353,444
Prudential PLC		49,657	1,138,800
RELX PLC		22,920	482,763
RSA Insurance Group PLC		44,646	334,602
Unilever PLC		12,634	694,256
			6,322,770
Total Common Stocks ( Cost $29,069,242 )			33,141,343
PREFERRED STOCK - 0.8%
Germany - 0.8%
Volkswagen AG		1,612	283,736
Total Preferred Stocks ( Cost $345,312 )			283,736
SHORT-TERM INVESTMENTS - 4.7%
United States - 4.7%
State Street Institutional U.S. Government Money Market Fund, 1.97%, Premier Class		1,661,199	1,661,199
Total Short-Term Investments ( Cost $1,661,199 )			1,661,199
COLLATERAL FOR SECURITIES ON LOAN (D) - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16%		578,000	578,000
Total Collateral for Securities on Loan ( Cost $578,000 )			578,000
TOTAL INVESTMENTS - 101.0% ( Cost $31,653,753 )			35,664,278
NET OTHER ASSETS AND LIABILITIES - (1.0%)			(366,744)
TOTAL NET ASSETS - 100.0%			$35,297,534

*	Non-income producing.
(A)
A portion of securities on loan with an aggregate value of $1,086,011; cash collateral (included in liabilities) of $578,000 was received with which the Fund invested in the State Street Navigator Securities Lending Government Money Market Portfolio and non-cash collateral of $568,349 (see Note 4).

(B)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 3).

(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

International Stock Fund Portfolio of Investments (unaudited)

Sector Concentration	% of Net Assets
Collateral for Securities on Loan	1.6%
Consumer Discretionary	15.8%
Communication Services	4.7%
Consumer Staples	9.0%
Energy	7.6%
Financials	18.7%
Health Care	8.9%
Industrials	15.4%
Information Technology	7.4%
Materials	3.7%
Money Market Funds	4.7%
Real Estate	2.1%
Utilities	1.4%
Net Other Assets and Liabilities	(1.0)%
100.0%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 97.5%
Target Date Fund - 97.5%*
Goldman Sachs Target Date 2020 Portfolio, Class R6	4,499,708	$42,252,262
TOTAL INVESTMENTS - 97.5% ( Cost $40,766,377 )		42,252,262
NET OTHER ASSETS AND LIABILITIES - 2.5%		1,080,343
TOTAL NET ASSETS - 100.0%		$43,332,605

* See Note 5 for a complete listing of holdings of the underlying Target Date Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.0%
Target Date Fund - 98.0%*
Goldman Sachs Target Date 2030 Portfolio, Class R6	7,309,835	$71,051,601
TOTAL INVESTMENTS - 98.0% ( Cost $63,330,730 )		71,051,601
NET OTHER ASSETS AND LIABILITIES - 2.0%		1,483,669
TOTAL NET ASSETS - 100.0%		$72,535,270

* See Note 5 for a complete listing of holdings of the underlying Target Date Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.3%
Target Date Fund - 98.3%*
Goldman Sachs Target Date 2040 Portfolio, Class R6	5,094,638	$48,704,741
TOTAL INVESTMENTS - 98.3% ( Cost $42,840,217 )		48,704,741
NET OTHER ASSETS AND LIABILITIES - 1.7%		817,999
TOTAL NET ASSETS - 100.0%		$49,522,740

* See Note 5 for a complete listing of holdings of the underlying Target Date Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 98.4%
Target Date Fund - 98.4%*
Goldman Sachs Target Date 2050 Portfolio, Class R6	2,650,010	$28,540,610
TOTAL INVESTMENTS - 98.4% ( Cost $23,502,812 )		28,540,610
NET OTHER ASSETS AND LIABILITIES - 1.6%		450,775
TOTAL NET ASSETS - 100.0%		$28,991,385

* See Note 5 for a complete listing of holdings of the underlying Target Date Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | September 30, 2018

Notes to Portfolios of Investments (unaudited) (continued)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust") and each series of the Trust referred to individually as a "fund", and collectively, the ("funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP")). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market is influenced by economic conditions, issuer financial strength, bond structure, trade size, supply and demand, tax code and regulatory environment. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and the Target Date Funds consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAV's of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee (the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Target Allocation Funds and the Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation Fund or Target Date Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

A fund's investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

Ultra Series Fund | September 30, 2018

Notes to Portfolios of Investments (unaudited) (continued)

In addition to independent fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the fund values it. At September 30, 2018, there were no illiquid securities held in the funds. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

3. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended September 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of September 30, 2018, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of September 30, 2018, in valuing the funds' investments carried at fair value:

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	9/30/18
Conservative Allocation
Investment Companies	$132,104,390	$–	$–	$132,104,390
Collateral for Securities on Loan	1,806,464	–	–	1,806,464
	133,910,854	–	–	133,910,854
Moderate Allocation
Investment Companies	219,735,486	–	–	219,735,486
Collateral for Securities on Loan	6,037,112	–	–	6,037,112
	225,772,598	–	–	225,772,598
Aggressive Allocation
Investment Companies	76,786,380	–	–	76,786,380

Ultra Series Fund | September 30, 2018

Notes to Portfolios of Investments (unaudited) (continued)

Collateral for Securities on Loan	2,282,299	–	–	2,282,299
	79,068,679	–	–	79,068,679
Core Bond
Assets:
Asset Backed Securities	–	6,247,440	–	6,247,440
Collateralized Mortgage Obligations	–	3,091,625	–	3,091,625
Commercial Mortgage-Backed Securities	–	3,624,050	–	3,624,050
Corporate Notes and Bonds	–	49,280,422	–	49,280,422
Long Term Municipal Bonds	–	6,746,041	–	6,746,041
Mortgage Backed Securities	–	36,854,198	–	36,854,198
U.S. Government and Agency Obligations	–	33,101,895	–	33,101,895
Short-Term Investments	3,132,107	–	–	3,132,107
Collateral for Securities on Loan	1,017,975	–		1,017,975
	4,150,082	138,945,671	–	143,095,753
High Income
Corporate Notes and Bonds	–	21,691,919	–	21,691,919
Short-Term Investments	1,719,107	–	–	1,719,107
Collateral for Securities on Loan	1,266,212	–	–	1,266,212
	2,985,319	21,691,919	–	24,677,238
Diversified Income
Common Stocks	170,292,305	–	–	170,292,305
Asset Backed Securities	–	3,611,766	–	3,611,766
Collateralized Mortgage Obligations	–	2,935,273	–	2,935,273
Commercial Mortgage-Backed Securities	–	1,673,579	–	1,673,579
Corporate Notes and Bonds	–	28,606,573	–	28,606,573
Long Term Municipal Bonds	–	6,544,905	–	6,544,905
Mortgage Backed Securities	–	20,611,293	–	20,611,293
U.S. Government and Agency Obligations	–	17,930,668	–	17,930,668
Short-Term Investments	4,531,609	–	–	4,531,609
Collateral for Securities on Loan	612,377	–	–	612,377
	175,436,291	81,914,057	–	257,350,348
Large Cap Value
Common Stocks	321,462,425	–	–	321,462,425
Short-Term Investments	5,188,271	–	–	5,188,271
	326,650,696	–	–	326,650,696
Large Cap Growth
Common Stocks	229,191,085	–	–	229,191,085
Short-Term Investments	15,305,040	–	–	15,305,040
	244,496,125	–	–	244,496,125
Mid Cap
Common Stocks	188,879,960	–	–	188,879,960
Short-Term Investments	9,425,009	–	–	9,425,009
	198,304,969	–	–	198,304,969

Ultra Series Fund | September 30, 2018

Notes to Portfolios of Investments (unaudited) (continued)

International Stock
Common Stocks
Australia	–	597,557	–	597,557
Belgium	–	483,482	–	483,482
Brazil	–	249,638	–	249,638
Canada	–	2,070,967	–	2,070,967
Denmark	–	470,427	–	470,427
Finland	–	506,488	–	506,488
France	–	3,419,897	–	3,419,897
Germany	–	1,491,225	–	1,491,225
Hong Kong	–	175,644	–	175,644
India	339,532	–	–	339,532
Ireland	1,309,835	547,185	–	1,857,020
Israel	–	215,325	–	215,325
Japan	–	5,737,086	–	5,737,086
Luxembourg	–	317,873	–	317,873
Netherlands	–	2,215,082	–	2,215,082
Norway	–	986,407	–	986,407
Singapore	–	729,817	–	729,817
Spain	–	496,740	–	496,740
Sweden	–	1,543,890	–	1,543,890
Switzerland	–	2,510,986	–	2,510,986
Taiwan	403,490	–	–	403,490
United Kingdom	824,722	5,498,048	–	6,322,770
Preferred Stocks	–	283,736	–	283,736
Short-Term Investments	1,661,199	–	–	1,661,199
Collateral for Securities on Loan	578,000	–	–	578,000
	5,116,778	30,547,500	–	35,664,278

Madison Target Retirement 2020 Fund[2]	42,252,262	–	–	42,252,262
Madison Target Retirement 2030 Fund[2]	71,051,601	–	–	71,051,601
Madison Target Retirement 2040 Fund[2]	48,704,741	–	–	48,704,741
Madison Target Retirement 2050 Fund[2]	28,540,610	–	–	28,540,610

1See respective portfolio of investments for underlying holdings in each fund. For additional information on the Underlying Funds held in the Conservative, Moderate and Aggressive Allocation Funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2Please refer to Note 5 for a list of underlying holdings of the Goldman Sachs Target Date Portfolio held by each respective Ultra Series Target Date Fund.

Recently Issued Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is still evaluating the impacts this ASU will have on the financial statements.

4. SECURITIES LENDING: The Ultra Funds’ board has recently re-authorized the funds to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the

Ultra Series Fund | September 30, 2018

Notes to Portfolios of Investments (unaudited) (continued)

policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. Government securities, initially equal to at least 102% of the value of the securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statement of Operations. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default.
As of September 30, 2018, some of the fund’s had securities on loan to brokers/dealers, for which each such fund’s received cash collateral. In addition the funds received non-cash collateral securities as follows:

Market Value
Conservative Allocation Fund	$2,783,603
Moderate Allocation Fund	6,766,552
Aggressive Allocation Fund	2,939,077
International Stock Fund	568,349

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2018:

	Remaining Contractual Maturity of the Agreements
	As of September 30, 2018

	Continuous and Overnight	Up to 30 days	30 - 90 days	Greater than 90 days	Total
Securities Lending Transactions
Conservative Allocation Fund
Investment Companies	$1,806,464	$-	$-	$-	$1,806,464
Moderate Allocation Fund
Investment Companies	6,037,112	-	-	-	6,037,112
Aggressive Allocation Fund
Investment Companies	2,282,298	-	-	-	2,282,298
Core Bond Fund
Corporate Notes and Bonds	1,017,975	-	-	-	1,017,975
High Income Fund
Corporate Notes and Bonds	1,266,213	-	-	-	1,266,213
Diversified Income Fund
Corporate Notes and Bonds	612,378	-	-	-	612,378
International Stock Fund
Common Stock	578,000	-	-	-	578,000

5. Target Date Funds: The Goldman Sachs Target Date 2020 Portfolio, the Goldman Sachs Target Date 2030 Portfolio, the Goldman Sachs Target Date 2040 Portfolio and the Goldman Sachs Target Date 2050 Portfolios' principal investment objectives and strategies are substantially similar to those of the corresponding Madison Target Retirement Fund. Goldman Sachs Asset Management, L.P. serves as the investment adviser of the GS Target Date Portfolios, and Madison Asset Management, LLC, the Madison Target Retirement Funds' current adviser, serves as the subadvisor of the GS Target Date Portfolios. The Madison Target Retirement Funds' current portfolio managers manage the GS Target Date Portfolios. The Ultra Series Madison Target Retirement 2020, Ultra Series Madison Target Retirement 2030, Ultra Series Madison Target Retirement 2040 and Ultra Series Madison Target Retirement 2050 Funds seek to achieve their investment objectives by investing in the shares of the corresponding Goldman Sachs Target Date Portfolio series, other than cash required to process shareholder transactions.

Ultra Series Fund | September 30, 2018

Notes to Portfolios of Investments (unaudited) (continued)

The tables below represent the holdings of the underlying Goldman Sachs Funds series in which the corresponding Ultra Series Madison Target Date Fund invests:

Ultra Series Fund | September 30, 2018

Notes to Portfolios of Investments (unaudited) (continued)

Goldman Sachs Target Date 2020 Portfolio1

Schedule of Investments
September 30, 2018 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 98.0%
Alternative Funds – 2.0%
47,631	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	$894,034

Bond Funds – 71.0%
15,234	iShares 20+ Year Treasury Bond ETF	1,786,491
215,910	Schwab Intermediate-Term U.S. Treasury ETF †	11,181,979
174,089	Schwab U.S. TIPS ETF	9,393,842
120,210	Vanguard Short-Term Corporate Bond ETF	9,395,614
		31,757,926
Foreign Stock Funds – 5.8%
11,323	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	671,454
6,543	iShares MSCI United Kingdom ETF	223,247
2,301	SPDR S&P China ETF	222,437
1,993	Vanguard FTSE All World ex-U.S. Small-Cap ETF	223,535
4,294	Vanguard FTSE All-World ex-U.S. ETF	223,503
7,949	Vanguard FTSE Europe ETF	446,893
5,784	WisdomTree Japan Hedged Equity Fund	335,183
6,914	Xtrackers MSCI EAFE Hedged Equity ETF	223,599
		2,569,851
Stock Funds – 19.2%
5,860	Energy Select Sector SPDR Fund	443,836
6,102	Invesco Dynamic Pharmaceuticals ETF	448,558
6,105	iShares Core S&P 500 ETF	1,787,117
2,223	iShares Core S&P Mid-Cap ETF	447,468
6,142	iShares Edge MSCI Minimum Volatility EAFE ETF	447,199
14,829	iShares Edge MSCI USA Quality Factor ETF	1,340,097
5,566	iShares MSCI Japan ETF	335,240
25,309	Schwab U.S. Dividend Equity ETF	1,341,377
9,628	Vanguard Financials ETF	667,894
4,147	Vanguard Growth ETF	667,833
2,216	Vanguard Information Technology ETF	448,873
1,693	Vanguard Materials ETF	221,969
		8,597,461

TOTAL EXCHANGE TRADED FUNDS (Cost $42,658,842)		$43,819,272

Shares	Distribution Rate	Value
Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
51,899	2.060%	$51,899

Ultra Series Fund | September 30, 2018

Notes to Portfolios of Investments (unaudited) (continued)

(Cost $51,899)
TOTAL INVESTMENTS — 98.1% (Cost $42,710,741)	$43,871,171

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%	853,917

NET ASSETS — 100.0%	$44,725,088

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
1
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

†	The annual report and prospectus for the Schwab Intermediate-Term U.S. Treasury ETF Trust can be found at: https://www.schwabfunds.com/public/csim/home/documents/prospectus_reports
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF -	Exchange Traded Fund
TIPS -	Treasury Inflation Protected Securities

Ultra Series Fund | September 30, 2018

Notes to Portfolios of Investments (unaudited) (continued)

Goldman Sachs Target Date 2030 Portfolio1

Schedule of Investments
September 30, 2018 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.9%
Alternative Funds – 3.0%
118,780	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	$2,229,500

Bond Funds – 43.0%
15,837	iShares 20+ Year Treasury Bond ETF	1,857,205
258,443	Schwab Intermediate-Term U.S. Treasury ETF	13,384,763
144,752	Schwab U.S. TIPS ETF	7,810,818
114,199	Vanguard Short-Term Corporate Bond ETF	8,925,794
		31,978,580

Foreign Stock Funds – 12.7%
50,199	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	2,976,801
10,878	iShares MSCI United Kingdom ETF	371,157
3,825	SPDR S&P China ETF	369,763
6,604	Vanguard FTSE All World ex-U.S. Small-Cap ETF	740,705
17,846	Vanguard FTSE All-World ex-U.S. ETF	928,884
29,733	Vanguard FTSE Europe ETF	1,671,589
16,041	WisdomTree Japan Hedged Equity Fund	929,576
45,980	Xtrackers MSCI EAFE Hedged Equity ETF	1,486,993
		9,475,468

Stock Funds – 39.2%
19,500	Energy Select Sector SPDR Fund	1,476,930
15,189	Invesco Dynamic Pharmaceuticals ETF	1,116,543
40,598	iShares Core S&P 500 ETF	11,884,253
7,371	iShares Core S&P Mid-Cap ETF	1,483,709
15,318	iShares Edge MSCI Minimum Volatility EAFE ETF	1,115,304
36,996	iShares Edge MSCI USA Quality Factor ETF	3,343,328
15,422	iShares MSCI Japan ETF	928,867
63,065	Schwab U.S. Dividend Equity ETF	3,342,445
21,343	Vanguard Financials ETF	1,480,564
8,056	Vanguard Growth ETF	1,297,338
6,442	Vanguard Information Technology ETF	1,304,892
2,830	Vanguard Materials ETF	371,041
		29,145,214

TOTAL EXCHANGE TRADED FUNDS (Cost $66,236,712)		$72,828,762

Ultra Series Fund | September 30, 2018

Notes to Portfolios of Investments (unaudited) (continued)

Shares	Distribution Rate	Value
Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
57,928	2.060%	$57,928
(Cost $57,928)
TOTAL INVESTMENTS — 98.0% (Cost $66,294,640)		$72,886,690
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		1,495,009
NET ASSETS — 100.0%		$74,381,699

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
1
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF -	Exchange Traded Fund
TIPS -	Treasury Inflation Protected Securities

Ultra Series Fund | September 30, 2018

Notes to Portfolios of Investments (unaudited) (continued)

Goldman Sachs Target Date 2040 Portfolio1

Schedule of Investments
March 31, 2018 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.9%
Alternative Funds – 3.0%
80,087	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	$1,503,233

Bond Funds – 33.0%
10,679	iShares 20+ Year Treasury Bond ETF	1,252,326
135,532	Schwab Intermediate-Term U.S. Treasury ETF	7,019,202
69,701	Schwab U.S. TIPS ETF	3,761,066
57,749	Vanguard Short-Term Corporate Bond ETF	4,513,662
		16,546,256

Foreign Stock Funds – 15.2%
42,308	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	2,508,864
7,335	iShares MSCI United Kingdom ETF	250,270
2,579	SPDR S&P China ETF	249,312
4,468	Vanguard FTSE All World ex-U.S. Small-Cap ETF	501,131
14,437	Vanguard FTSE All-World ex-U.S. ETF	751,446
24,503	Vanguard FTSE Europe ETF	1,377,559
10,779	WisdomTree Japan Hedged Equity Fund	624,643
42,628	Xtrackers MSCI EAFE Hedged Equity ETF	1,378,590
		7,641,815

Stock Funds – 46.7%
16,434	Energy Select Sector SPDR Fund	1,244,711
11,927	Invesco Dynamic Pharmaceuticals ETF	876,754
30,795	iShares Core S&P 500 ETF	9,014,620
7,455	iShares Core S&P Mid-Cap ETF	1,500,617
13,770	iShares Edge MSCI Minimum Volatility EAFE ETF	1,002,594
30,478	iShares Edge MSCI USA Quality Factor ETF	2,754,297
12,484	iShares MSCI Japan ETF	751,911
51,967	Schwab U.S. Dividend Equity ETF	2,754,251
14,390	Vanguard Financials ETF	998,234
5,445	Vanguard Growth ETF	876,863
5,571	Vanguard Information Technology ETF	1,128,462
3,816	Vanguard Materials ETF	500,316
		23,403,630

TOTAL EXCHANGE TRADED FUNDS (Cost $43,732,400)		$49,094,934

Ultra Series Fund | September 30, 2018

Notes to Portfolios of Investments (unaudited) (continued)

Shares	Distribution Rate	Value
Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
54,132	2.060%	$54,132
(Cost $54,132)
TOTAL INVESTMENTS — 98.0% (Cost $43,786,532)		$49,149,066
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		1,006,907
NET ASSETS — 100.0%		$50,155,973

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
1
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF -	Exchange Traded Fund
TIPS -	Treasury Inflation Protected Securities

Ultra Series Fund | September 30, 2018

Notes to Portfolios of Investments (unaudited) (continued)

Goldman Sachs Target Date 2050 Portfolio1

Schedule of Investments
September 30, 2018 (unaudited)

Shares	Description	Value
Exchange Traded Funds – 97.9%
Alternative Funds –3.0%
49,075	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	$921,138

Bond Funds – 23.0%
3,927	iShares 20+ Year Treasury Bond ETF	460,519
65,253	Schwab Intermediate-Term U.S. Treasury ETF	3,379,453
25,642	Schwab U.S. TIPS ETF	1,383,642
23,591	Vanguard Short-Term Corporate Bond ETF	1,843,873
		7,067,487

Foreign Stock Funds – 18.0%
31,110	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,844,823
4,494	iShares MSCI United Kingdom ETF	153,335
1,580	SPDR S&P China ETF	152,738
2,729	Vanguard FTSE All World ex-U.S. Small-Cap ETF	306,085
10,322	Vanguard FTSE All-World ex-U.S. ETF	537,260
19,109	Vanguard FTSE Europe ETF	1,074,308
7,927	WisdomTree Japan Hedged Equity Fund	459,370
30,870	Xtrackers MSCI EAFE Hedged Equity ETF	998,336
		5,526,255

Stock Funds – 53.9%
12,085	Energy Select Sector SPDR Fund	915,318
8,368	Invesco Dynamic Pharmaceuticals ETF	615,132
20,967	iShares Core S&P 500 ETF	6,137,670
6,090	iShares Core S&P Mid-Cap ETF	1,225,856
9,493	iShares Edge MSCI Minimum Volatility EAFE ETF	691,185
22,072	iShares Edge MSCI USA Quality Factor ETF	1,994,647
7,623	iShares MSCI Japan ETF	459,133
37,645	Schwab U.S. Dividend Equity ETF	1,995,185
9,920	Vanguard Financials ETF	688,150
3,813	Vanguard Growth ETF	614,045
4,182	Vanguard Information Technology ETF	847,106
2,923	Vanguard Materials ETF	383,235
		16,566,662

TOTAL EXCHANGE TRADED FUNDS (Cost $26,273,872)		$30,081,542

Ultra Series Fund | September 30, 2018

Notes to Portfolios of Investments (unaudited) (continued)

Shares	Distribution Rate	Value
Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
44,113	2.060%	$44,113
(Cost $44,113)
TOTAL INVESTMENTS — 98.0% (Cost $26,317,985)		$30,125,655

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		617,327

NET ASSETS — 100.0%		$30,742,982

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
1
Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund. For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF -	Exchange Traded Fund
TIPS -	Treasury Inflation Protected Securities

6. Federal Income Tax Information: At September 30, 2018, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$7,144,338	$(2,152,365)	$4,991,973
Moderate Allocation	23,597,786	(2,326,974)	21,270,812
Aggressive Allocation	11,179,223	(831,840)	10,347,383
Core Bond	2,111,711	(3,816,318)	(1,704,607)
High Income	363,502	(453,157)	(89,655)
Diversified Income	58,763,736	(4,487,407)	54,276,329
Large Cap Value	64,152,942	(1,765,028)	62,387,914
Large Cap Growth	55,688,453	(795,102)	54,893,351
Mid Cap	81,233,930	(1,444,708)	79,789,222
International Stock	5,740,615	(1,730,090)	4,010,525
Madison Target Retirement 2020	1,485,885	–	1,485,885
Madison Target Retirement 2030	7,720,871	–	7,720,871
Madison Target Retirement 2040	5,864,524	–	5,864,524
Madison Target Retirement 2050	5,037,798	–	5,037,798

7. Concentration of Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control

Ultra Series Fund | September 30, 2018

Notes to Portfolios of Investments (unaudited) (continued)

regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Core Bond Fund is subject to derivatives risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.

The Target Allocation Funds are fund of funds and the Target Date Funds invest in funds of funds, meaning that each invests primarily in Underlying Funds and Portfolios, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds and Portfolios in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund and Portfolio invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Target Allocation Funds and the Target Date Funds, are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above and in the prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

Ultra Series Fund | September 30, 2018

Notes to Portfolios of Investments (unaudited) (continued)

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act. There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: /s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer

Date: November 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer

Date: November 13, 2018

By:  /s/ Greg Hoppe
  Greg Hoppe, Principal Financial Officer

Date: November 13, 2018